Short-term Bills Payable - Summary of Short-term Bills Payable (Detail)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Short Term Bills Payable [Abstract]
Commercial paper payable	$ 0		$ 7,000,000,000
Less: Discounts on commercial paper payable	0		(1,000,000)
Short-term bills payable	$ 0	$ 0	$ 6,999,000,000